Dec-15-03 03:38pm From- T-006 P.003/003 F-336

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028392

Cert NYS

1-11661

NYSE

RECD S.E.C.
DEC 15 2003
081

December 15, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 22 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lehman ABS Corporation, 1,000,000 Corporate Backed Trust Certificates, GE Global Insurance Note-Backed Series 2003-19, Class A-1 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 19, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho